Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for doubtful debts	$ 577,029	$ 471,535	$ 653,272
Common stock, par value	$ 0.015	$ 0.015	$ 0.015
Common stock, authorized	200,000,000	200,000,000	40,000,000
Common stock, issued	9,551,958	8,020,381	6,618,785
Common stock, Outstanding	9,551,958	8,020,381	6,618,785
Preferred stock, authorized shares		10,000,000
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	50,000	50,000	50,000
Preferred stock, issued	50,000	50,000	50,000
Preferred stock, Outstanding	50,000	50,000	50,000